Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com
VIA EDGAR

March 2, 2018

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:            Post-Effective Amendment No. 2 to the Registration Statement
on Form N-4 for Lincoln New York Account N for Variable Annuities of
Lincoln Life & Annuity Company of New York (File No. 333-214111)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln New York Account N for Variable Annuities, we hereby file on EDGAR, under the Securities Act of 1933, a conformed electronic format copy of Post-Effective Amendment No. 2 to the above-referenced registration statement (the "Amendment").

The Amendment is intended to be a "template" for other filings by the Company.  Accordingly, the Company will submit a supplemental request, under separate cover, pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating changes to the prospectus for other variable annuity contracts issued through the Account and certain other separate accounts of the Company.

The Amendment is based on an individual variable annuity post-effective amendment previously filed with the Commission by Lincoln National Variable Annuity Account H (File No. 333-212681). Accordingly, we request that the Amendment be given selective review.  The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,
Scott C. Durocher